                                 ANNUAL REPORT

                              CIGNA GROUP VARIABLE

                            UNIVERSAL LIFE INSURANCE
                               SEPARATE ACCOUNT A

                               December 31, 1999

[CIGNA TREE LOGO]

                               TABLE OF CONTENTS

REPORT OF INDEPENDENT ACCOUNTANTS...........................      3
CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT A
  STATEMENTS OF ASSETS AND LIABILITIES......................      4
  STATEMENTS OF OPERATIONS..................................      5
  STATEMENTS OF CHANGES IN NET ASSETS.......................      6
  NOTES TO FINANCIAL STATEMENTS.............................      7
  SCHEDULE OF CHANGES IN UNIT VALUES........................     11
FUND REPORTS
AMERICAN CENTURY ANNUAL REPORT
  Variable Products Capital Appreciation Fund
CIGNA VARIABLE PRODUCTS GROUP ANNUAL REPORT
  CIGNA Variable Products Money Market Fund
  CIGNA Variable Products S&P 500 Index Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL REPORT
  Fidelity Equity-Income Portfolio
  Fidelity Overseas Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ANNUAL REPORT
  Fidelity Asset Manager Portfolio
  Fidelity Investment Grade Bond Portfolio

[PRICEWATERHOUSECOOPERS LETTERHEAD]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Life Insurance Separate Account A

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the funds or portfolios, American Century Variable Products Capital Appreciation Fund; CIGNA Variable Products Group (Money Market Fund and S&P 500 Index Fund), Fidelity Variable Insurance Products Fund (Equity-Income Portfolio and Overseas Portfolio), Fidelity Variable Insurance Products Fund II (Asset Manager Portfolio and Investment Grade Bond Portfolio) (constituting the CG Variable Life Insurance Separate Account A, hereafter referred to as "Separate Account A") at December 31, 1999, the results of each of their operations and the changes in each of their net assets for the period indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Separate Account A's management; our responsibility is to express an opinion on these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the custodians, provides a reasonable basis for the opinion expressed above.

[PRICEWATERHOUSECOOPERS SIG]

Philadelphia, PA
February 14, 2000

                 CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1999

                                  AMERICAN                                           FIDELITY
                                   CENTURY             CIGNA VARIABLE           VARIABLE INSURANCE
                              VARIABLE PRODUCTS        PRODUCTS GROUP              PRODUCTS FUND
                              -----------------   ------------------------   -------------------------
                                   CAPITAL           MONEY       S&P 500     EQUITY-INCOME   OVERSEAS
                              APPRECIATION FUND   MARKET FUND   INDEX FUND     PORTFOLIO     PORTFOLIO
                              -----------------   -----------   ----------   -------------   ---------
NET ASSETS:
Investment in variable
  insurance funds and
  portfolios, at fair
  value.....................      $555,994         $241,860     $2,057,780     $957,545      $397,149
                                  --------         --------     ----------     --------      --------
  Total net assets..........      $555,994         $241,860     $2,057,780     $957,545      $397,149
                                  ========         ========     ==========     ========      ========
Accumulation units
  outstanding...............        37,466          241,860         90,135       37,244        14,473
Net asset value per
  accumulation unit.........        14.840            1.000         22.830       25.710        27.440
                                  --------         --------     ----------     --------      --------
Accumulation net assets.....      $555,994         $241,860     $2,057,780     $957,545      $397,149
                                  ========         ========     ==========     ========      ========

                                          FIDELITY
                                VARIABLE INSURANCE PRODUCTS
                                          FUND II
                              --------------------------------
                              ASSET MANAGER   INVESTMENT GRADE
                                PORTFOLIO      BOND PORTFOLIO
                              -------------   ----------------
NET ASSETS:
Investment in variable
  insurance funds and
  portfolios, at fair
  value.....................    $688,467          $403,417
                                --------          --------
  Total net assets..........    $688,467          $403,417
                                ========          ========
Accumulation units
  outstanding...............      37,457            33,176
Net asset value per
  accumulation unit.........      18.380            12.160
                                --------          --------
Accumulation net assets.....    $688,467          $403,417
                                ========          ========

                 CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
           FOR THE PERIOD FROM NOVEMBER 15, 1999 TO DECEMBER 31, 1999

                                    AMERICAN                                           FIDELITY
                                     CENTURY             CIGNA VARIABLE           VARIABLE INSURANCE
                                VARIABLE PRODUCTS        PRODUCTS GROUP              PRODUCTS FUND
                                -----------------   ------------------------   -------------------------
                                     CAPITAL           MONEY       S&P 500     EQUITY-INCOME   OVERSEAS
                                APPRECIATION FUND   MARKET FUND   INDEX FUND     PORTFOLIO     PORTFOLIO
                                -----------------   -----------   ----------   -------------   ---------
INVESTMENT INCOME:
Dividends.....................       $    --          $1,539       $ 35,478       $    --       $    --
EXPENSES:
Mortality and expense risk....           240             133          1,001           460           186
                                     -------          ------       --------       -------       -------
  Net investment gain
    (loss)....................          (240)          1,406         34,477          (460)         (186)
                                     -------          ------       --------       -------       -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions
  from portfolio sponsors.....            --              --         26,368            --            --
Net realized gain (loss) on
  share transactions..........           107              --            144            (5)           11
                                     -------          ------       --------       -------       -------
  Net realized gain (loss)....           107              --         26,512            (5)           11
Change in net unrealized gain
  (loss)......................        93,608              --         39,363        (4,758)       47,915
                                     -------          ------       --------       -------       -------
  Net realized and unrealized
    gain (loss) on
    investments...............        93,715              --         65,875        (4,763)       47,926
                                     -------          ------       --------       -------       -------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................       $93,475          $1,406       $100,352       $(5,223)      $47,740
                                     =======          ======       ========       =======       =======

                                            FIDELITY
                                  VARIABLE INSURANCE PRODUCTS
                                            FUND II
                                --------------------------------
                                ASSET MANAGER   INVESTMENT GRADE
                                  PORTFOLIO      BOND PORTFOLIO
                                -------------   ----------------
INVESTMENT INCOME:
Dividends.....................     $    --          $    --
EXPENSES:
Mortality and expense risk....         318              207
                                   -------          -------
  Net investment gain
    (loss)....................        (318)            (207)
                                   -------          -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions
  from portfolio sponsors.....          --               --
Net realized gain (loss) on
  share transactions..........          77              (30)
                                   -------          -------
  Net realized gain (loss)....          77              (30)
Change in net unrealized gain
  (loss)......................      33,071           (4,336)
                                   -------          -------
  Net realized and unrealized
    gain (loss) on
    investments...............      33,148           (4,366)
                                   -------          -------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................     $32,830          $(4,573)
                                   =======          =======

                 CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS
           FOR THE PERIOD FROM NOVEMBER 15, 1999 TO DECEMBER 31, 1999

                                  AMERICAN                                            FIDELITY
                                   CENTURY             CIGNA VARIABLE        VARIABLE INSURANCE PRODUCTS
                              VARIABLE PRODUCTS        PRODUCTS GROUP                   FUND
                              -----------------   ------------------------   ---------------------------
                                   CAPITAL           MONEY       S&P 500     EQUITY-INCOME     OVERSEAS
                              APPRECIATION FUND   MARKET FUND   INDEX FUND     PORTFOLIO      PORTFOLIO
                              -----------------   -----------   ----------   --------------   ----------
OPERATIONS:
Net investment gain
  (loss)....................      $   (240)        $  1,406     $   34,477      $   (460)      $   (186)
Net realized gain (loss)....           107               --         26,512            (5)            11
Net unrealized gain
  (loss)....................        93,608               --         39,363        (4,758)        47,915
                                  --------         --------     ----------      --------       --------
  Net increase (decrease)
    from operations.........        93,475            1,406        100,352        (5,223)        47,740
                                  --------         --------     ----------      --------       --------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium taxes.............       418,143          230,836      1,680,930       859,540        313,592
Participant transfers.......        54,648           10,425        300,788       116,032         38,088
Participant withdrawals and
  surrenders................        (7,672)             (56)       (12,785)       (7,578)          (469)
Cost of insurance deduction
  and administrative fees...        (2,600)            (751)       (11,505)       (5,226)        (1,802)
                                  --------         --------     ----------      --------       --------
  Net increase from
    participant
    transactions............       462,519          240,454      1,957,428       962,768        349,409
                                  --------         --------     ----------      --------       --------
    Total increase in net
       assets...............       555,994          241,860      2,057,780       957,545        397,149
NET ASSETS:
Beginning of period.........            --               --             --            --             --
                                  --------         --------     ----------      --------       --------
End of period...............      $555,994         $241,860     $2,057,780      $957,545       $397,149
                                  ========         ========     ==========      ========       ========

                                          FIDELITY
                                VARIABLE INSURANCE PRODUCTS
                                          FUND II
                              --------------------------------
                              ASSET MANAGER   INVESTMENT GRADE
                                PORTFOLIO      BOND PORTFOLIO
                              -------------   ----------------
OPERATIONS:
Net investment gain
  (loss)....................    $   (318)         $   (207)
Net realized gain (loss)....          77               (30)
Net unrealized gain
  (loss)....................      33,071            (4,336)
                                --------          --------
  Net increase (decrease)
    from operations.........      32,830            (4,573)
                                --------          --------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium taxes.............     619,038           299,371
Participant transfers.......      50,688           111,202
Participant withdrawals and
  surrenders................     (10,251)              (56)
Cost of insurance deduction
  and administrative fees...      (3,838)           (2,527)
                                --------          --------
  Net increase from
    participant
    transactions............     655,637           407,990
                                --------          --------
    Total increase in net
       assets...............     688,467           403,417
NET ASSETS:
Beginning of period.........          --                --
                                --------          --------
End of period...............    $688,467          $403,417
                                ========          ========

                 CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999

1. ORGANIZATION

          CG Variable Life Insurance Separate Account A (Separate Account A) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of Separate Account A are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of Separate Account A are identified and distinguished from other assets and liabilities of CG Life. The assets of Separate Account A are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

          At December 31, 1999, the assets of Separate Account A are divided into variable funds or portfolios, each of which is invested in shares of one of seven portfolios (mutual funds) of four diversified open-end management investment companies, each portfolio having its own investment objective. Transfers are permitted between these portfolios and to and from a fixed account option offered by CG Life. The fixed account is not included in these financial statements. The variable funds or portfolios are:

     AMERICAN CENTURY:
          Variable Products Capital Appreciation Fund

     CIGNA VARIABLE PRODUCTS GROUP:
          CIGNA Variable Products Money Market Fund
          CIGNA Variable Products S&P 500 Index Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
          Equity-Income Portfolio ("Fidelity Equity-Income Portfolio") Overseas Portfolio ("Fidelity Overseas Portfolio")

     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
          Asset Manager Portfolio ("Fidelity Asset Manager Portfolio") Investment Grade Bond Portfolio ("Fidelity Investment Grade Bond
Portfolio")

2. SIGNIFICANT ACCOUNTING POLICIES

          These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of Separate Account A's financial statements:

          A. INVESTMENT VALUATION: Investments held by the funds or portfolios are valued at their respective closing net asset values per share as determined by the mutual fund or portfolio manager as of December 31, 1999. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the Statement of Operations.

          B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

          C. FEDERAL INCOME TAXES: The operations of Separate Account A form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to Separate Account A are not taxed.

3. INVESTMENTS

          Total shares outstanding and cost of investments as of December 31, 1999 were:

                                                                               COST OF
FUND OR PORTFOLIO                                             SHARES HELD    INVESTMENTS
-----------------                                             -----------    -----------
American Century Variable Products Capital Appreciation.....     37,466      $  462,386
CIGNA Variable Products Money Market........................    241,860         241,860
CIGNA Variable Products S&P 500 Index.......................     90,135       2,018,417
Fidelity Equity-Income Portfolio............................     37,244         962,303
Fidelity Overseas Portfolio.................................     14,473         349,234
Fidelity Asset Manager Portfolio............................     37,457         655,396
Fidelity Investment Grade Bond Portfolio....................     33,176         407,753

          Total purchases and sales of shares of each mutual fund or portfolio for the period ended December 31, 1999 amounted to:

FUND OR PORTFOLIO                                             PURCHASES      SALES
-----------------                                             ----------    -------
American Century Variable Products Capital Appreciation.....  $  470,334    $ 7,948
CIGNA Variable Products Money Market........................     242,790        930
CIGNA Variable Products S&P 500 Index.......................   2,034,642     16,225
Fidelity Equity-Income Portfolio............................     970,856      8,553
Fidelity Overseas Portfolio.................................     351,725      2,491
Fidelity Asset Manager Portfolio............................     666,609     11,213
Fidelity Investment Grade Bond Portfolio....................     415,478      7,725

4. CHARGES AND DEDUCTIONS

          The fees charged by CG Life for mortality and expense risk and premium taxes for the period ended December 31, 1999 amounted to:

                                                              MORTALITY AND
                                                                 EXPENSE       PREMIUM
FUND OR PORTFOLIO                                               RISK FEES       TAXES
-----------------                                             -------------    -------
American Century Variable Products Capital Appreciation.....     $  240        $  621
CIGNA Variable Products Money Market........................        133           104
CIGNA Variable Products S&P 500 Index.......................      1,001         2,536
Fidelity Equity-Income Portfolio............................        460         1,304
Fidelity Overseas Portfolio.................................        186           445
Fidelity Asset Manager Portfolio............................        318         1,083
Fidelity Investment Grade Bond Portfolio....................        207           424

     MORTALITY AND EXPENSE RISK FEES

          CG Life charges each certificate under the group policy for mortality and expense risks the daily equivalent of 0.45%, on an annual basis, of the current value of the fund's or portfolio's assets. This charge may change but will never be more than 0.90% per year. The mortality and expense risk charge is also assessed against amounts held in the fixed account, if any.

     PREMIUM TAXES

          Each premium payment is subject to a charge covering state insurance premium taxes, and Federal income taxes under Section 848 of the Internal Revenue Code (dealing with deferred acquisition costs.). This charge is stated in the Group Policy but will not be more than 5.00%. State insurance premium taxes vary from state to state and range from 0.00% to 3.00%. In 1999 there were no premium charges deducted for payment of Federal income taxes on deferred acquisition costs.

          Fees charged by CG Life for cost of insurance, administrative fees and transaction fees, for the period ended December 31, 1999 amounted to:

                                                          COSTS OF
                                                          INSURANCE    ADMINISTRATIVE    TRANSACTION
FUND OR PORTFOLIO                                         DEDUCTION         FEES            FEES
-----------------                                         ---------    --------------    -----------
American Century Variable Products Capital
  Appreciation..........................................   $ 2,477          $123          $     --
CIGNA Variable Products Money Market....................       716            35                --
CIGNA Variable Products S&P 500 Index...................    11,120           385                --
Fidelity Equity-Income Portfolio........................     5,041           185                --
Fidelity Overseas Portfolio.............................     1,732            70                --
Fidelity Asset Manager Portfolio........................     3,694           144                --
Fidelity Investment Grade Bond Portfolio................     2,467            60                --

     COST OF INSURANCE

          CG Life charges a monthly deduction for the cost of insurance and any other benefits provided under the group policy. The cost of insurance charge depends on the following risk factors:

           --  The group policyholder's industry.

           --  The number of eligible persons.

           --  The age, sex and occupation of the eligible persons.

           -- The prior claims experience of group life insurance plans sponsored by the group policyholder.

           -- Expenses of the group policy, including commissions to agents or brokers.

           --  Our prior claims experience under the group policies.

           --  Other factors affecting CG Life's risk under the group policy.

          The monthly cost of insurance is guaranteed never to exceed maximum rates which are based on 150% of the 1980 Commissioners Standard Ordinary Male Mortality Tables, Age Last Birthday.

     ADMINISTRATIVE FEES

          CG Life charges a monthly administrative fee to cover the cost of premium billing and collection, certificate value calculation, transaction processing, periodic reports and other expenses. This charge will vary depending on the group policyholder, including the number of eligible persons and the expected costs of administering the certificates under the group policy. This charge will not exceed:

           -- $6.00 per month, for certificates having a fund or portfolio balance (net of loans) of more than zero but not more than $10,000.

           -- $5.00 per month, for certificates having no fund or portfolio balance, or having a fund or portfolio balance (net of loans) of more than $10,000.

     TRANSACTION FEES

          CG Life charges a $25.00 transaction fee for the following transactions:

           -- A full surrender of the certificate during the first 20 policy years.

           -- A partial surrender of the certificate during the first 20 policy years.

           -- Each transfer between funding options in excess of 12 transfers during each policy year.

          The transaction fee may be waived at the discretion of CG Life management. In 1999 the transaction fee was waived.

5. DISTRIBUTION OF NET INCOME

          Separate Account A does not expect to declare dividends to participants from accumulated net income. The accumulated net income is allocated to each participant. Distribution to participants will occur as part of death benefits and surrenders. Also, transfers to the fixed or variable funds or portfolios of Separate Account A will be reflected as a distribution.

6. DIVERSIFICATION REQUIREMENTS

          Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations and that Separate Account A therefore satisfies the requirements of the regulations, and that Separate Account A will continue to meet such requirements.

                 CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT A
                       SCHEDULE OF CHANGES IN UNIT VALUES
                      FOR THE YEAR ENDED DECEMBER 31, 1999
                                   UNAUDITED

                                                                DATE       ACCUMULATION
                                                              INITIALLY    UNIT VALUE AT
FUND OR PORTFOLIO                                              FUNDED        12/31/99
-----------------                                             ---------    -------------
American Century Variable Products Capital Appreciation
  Fund......................................................  11/15/99      $14.840000
CIGNA Variable Products Money Market Fund...................  11/15/99        1.000000
CIGNA Variable Products S&P 500 Index Fund..................  11/15/99       22.830000
Fidelity Variable Insurance Products Equity-Income
  Portfolio.................................................  11/15/99       25.710000
Fidelity Variable Insurance Products Overseas Portfolio.....  11/15/99       27.440000
Fidelity Variable Insurance Products II Asset Manager
  Portfolio.................................................  11/15/99       18.380000
Fidelity Variable Insurance Products II Investment Grade
  Bond Portfolio............................................  11/15/99       12.160000